UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               ---------------------------

Check here if Amendment |_|; Amendment Number:
                                                --------
This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Expo Capital Management, LLC
            ------------------------------------------
Address:    10100 Santa Monica Blvd
            ------------------------------------------
            Suite 1550
            ------------------------------------------
            Los Angeles, CA 90067
            ------------------------------------------

 Form 13F File Number:    28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jim McCoy
          --------------------------------------------
Title:    COO & Partner
          --------------------------------------------
Phone:    (310) 201-7909
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Jim McCoy               Los Angeles, California               02/07/08
---------------------  ------------------------------------   -----------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                              --------------

Form 13F Information Table Entry Total:                   45
                                              --------------

Form 13F Information Table Value Total:             $117,540
                                              --------------
                                                  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

EXPO CAPITAL MANAGEMENT, LLC                       FORM 13F INFORMATION TABLE                                      DECEMBER 31, 2007

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NAME OF                         TYPE OF                         VALUE     SHR OR   SH/  PUT/   INVSTMNT   OTHER    VOTING AUTHORITY
ISSUER                           CLASS           CUSIP        (x$1000)    PRN AMT  PRN  CALL   DSCRTN     MGRS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
APPLERA CORP COM APPLIED          COMM         038020103        2,272      67,000  SH          sole             67,000
ALCON INC                         COMM         H01301102        3,576      25,000  SH          sole             25,000
ALLERGAN INC                      COMM         018490102        3,597      56,000  SH          sole             56,000
ADVANCED MAGNETICS INC            COMM         00163U106        2,826      47,000  SH          sole             47,000
BECKMAN COULTER INC               COMM         075811109        2,256      31,000  SH          sole             31,000
APPLERA CORP COM CELERA GENOMICS  COMM         038020202        2,226     140,290  SH          sole            140,290
ECLIPSYS CORP                     COMM         278856109        3,113     123,000  SH          sole            123,000
HEALTH NET INC                    COMM         42222G108        2,516      52,100  SH          sole             52,100
PHARMANET DEVELOPMENT GROUP       COMM         717148100        2,548      65,000  SH          sole             65,000
PEDIATRIX MEDICAL GROUP           COMM         705324101        2,248      33,000  SH          sole             33,000
QIAGEN NV EUR 0.01                COMM         N72482107        2,210     105,000  SH          sole            105,000
SHIRE PHARMACEUTICALS GROUP ADR   COMM         82481R106        3,792      55,000  SH          sole             55,000
ST JUDE MEDICAL INC               COMM         790849103        2,235      55,000  SH          sole             55,000
VARIAN MEDICAL SYSTEM INC         COMM         92220P105        2,608      50,000  SH          sole             50,000
WEST PHARMACEUTICAL SVCS INC COM  COMM         955306105        2,261      55,719  SH          sole             55,719
ACADIA NATL HEALTH SYS INC        COMM         004225108        3,597     325,000  SH          sole            325,000
AFFYMETRIX INC                    COMM         00826T108        2,082      90,000  SH          sole             90,000
ALEXION PHARMACEUTICALS INC       COMM         015351109        2,626      35,000  SH          sole             35,000
AMERICAN MED SYS HLDGS INC        COMM         02744M108        2,169     150,000  SH          sole            150,000
IMMUCOR INC                       COMM         452526106        2,209      65,000  SH          sole             65,000
CROSS CTRY INC                    COMM         227483104        2,134     149,900  SH          sole            149,900
CELGENE CORP                      COMM         151020104        2,772      60,000  SH          sole             60,000
CERNER CORP                       COMM         156782104        3,102      55,000  SH          sole             55,000
CEPHEID                           COMM         15670R107        2,239      85,000  SH          sole             85,000
CONCEPTUS INC                     COMM         206016107        2,308     120,000  SH          sole            120,000
COVENTRY HEALTH CARE INC          COMM         222862104        2,778      46,900  SH          sole             46,900
GILEAD SCIENCES INC               COMM         375558103        2,806      61,000  SH          sole             61,000
GEN-PROBE INC NEW                 COMM         36866T103        2,076      33,000  SH          sole             33,000
IMCLONE SYSTEMS INC               COMM         45245W109        2,795      65,000  SH          sole             65,000
LUMINEX CORP DEL                  COMM         55027E102        2,164     133,299  SH          sole            133,299
MEDASSETS INC                     COMM         584045108        1,795      75,000  SH          sole             75,000
ALLSCRIPTS INC                    COMM         01988P108        3,010     155,000  SH          sole            155,000
MILLENNIUM PHARMACEUTICALS INC    COMM         599902103        2,621     175,000  SH          sole            175,000
NUVASIVE INC                      COMM         670704105        2,094      53,000  SH          sole             53,000
ORASURE TECHNOLOGIES INC          COMM         68554V108        2,133     240,000  SH          sole            240,000
PATTERSON DENTAL COMPANY          COMM         703395103        2,546      75,000  SH          sole             75,000
PHARMION CORP                     COMM         71715B409        2,325      37,000  SH          sole             37,000
PHARMACEUTICAL PRODUCT            COMM         717124101        2,357      58,400  SH          sole             58,400
PSS WORLD MEDICAL INC             COMM         69366A100        3,033     155,000  SH          sole            155,000
SIRONA DENTAL SYSTEMS INC         COMM         82966C103        2,176      65,000  SH          sole             65,000
SONOSITE INC                      COMM         83568G104        3,062      90,963  SH          sole             90,963
SAVIENT PHARMACEUTICALS           COMM         80517Q100        5,053     220,000  SH          sole            220,000
UNITED THERAPEUTICS CORP DEL      COMM         91307C102        2,831      29,000  SH          sole             29,000
MERIDIAN DIAGNOSTICS INC          COMM         589584101        2,105      70,000  SH          sole             70,000
VITAL IMAGES INC                  COMM         92846N104        2,258     125,000  SH          sole            125,000